Prime Money Market Fund
Prime Money Market Fund
Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

Fees and Expenses of the Fund
This table describes fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prime Money Market Fund (USD $)	RBC Institutional Class 1	RBC Institutional Class 2	RBC Select Class	RBC Reserve Class	RBC Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Prime Money Market Fund	RBC Institutional Class 1		RBC Institutional Class 2		RBC Select Class		RBC Reserve Class		RBC Investor Class
Management Fees	0.10%		0.10%		0.10%		0.10%		0.10%
Distribution and Service (12b-1) Fees	none		0.15%		0.80%		0.90%		1.00%
Shareholder Servicing Fee	0.05%		none		none		none		none
Other Expenses	0.02%		0.02%		0.02%		0.02%		0.02%
Total Other Expenses	0.07%		0.02%		0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	0.17%		0.27%		0.92%		1.02%		1.12%
Fee Waiver and/or Expense Reimbursement	none	[1]	none	[2]	(0.12%)	[2]	(0.12%)	[2]	(0.07%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.17%	[1]	0.27%	[2]	0.80%	[2]	0.90%	[2]	1.05%	[2]
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses of RBC Institutional Class 1 in order to limit total expenses (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation) to 0.20%. This Expense Limitation Agreement is in place until January 31, 2014 and may not be terminated by the Advisor prior to that date.
[2]	RBC Capital Markets, LLC ("RBC Capital Markets") has contractually agreed to waive distribution and service fees and/or reimburse the Fund in order to limit the total expenses of each class (excluding interest, brokerage commissions, taxes, or non-routine expenses such as litigation) to the net expenses in the table (0.30% in the case of RBC Institutional Class 2), subject to an annual maximum amount equal to the distribution and service fees payable to RBC Capital Markets. This Expense Limitation Agreement is in place until January 31, 2014 and may not be terminated by RBC Capital Markets prior to that date.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Prime Money Market Fund (USD $)	One Year	Three Years	Five Years	Ten Years
RBC Institutional Class 1	17	55	96	217
RBC Institutional Class 2	28	87	152	343
RBC Select Class	82	281	498	1,120
RBC Reserve Class	92	313	552	1,237
RBC Investor Class	107	349	610	1,357

Principal Investment Strategies

The Prime Money Market Fund invests in a variety of high quality money market instruments, including commercial paper, corporate debt obligations, U.S. Government securities, bank securities, certificates of deposit, taxable municipal obligations, asset-backed securities, debt issued or guaranteed by foreign governments, and repurchase agreements. The Fund may invest a portion of its net assets in tax-exempt municipal obligations, including participation interests.

The Fund invests only in eligible securities as defined by Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). Eligible securities generally must have received one of the two highest short-term ratings from at least two Nationally Recognized Statistical Ratings Organizations (such as Standard & Poor's Financial Services LLC ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Ratings Ltd. ("Fitch")) or by one if only one rating organization has rated the security. If unrated, a security must be determined by the Advisor to be of comparable quality. The Fund currently invests exclusively in first tier securities. The Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life (portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be "shortened" to their next interest rate reset date) of 120 days or less. Immediately after any investment by the Fund in a security (other than a U.S. Government security or a security that is "guaranteed" by another party), the Fund may not have more than 5% of its assets invested in securities of the issuer, except for certain temporary investments.

Principal Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor's ability to make investment decisions that are suited to achieve the Fund's investment objective. The Fund's emphasis on quality and stability could also cause it to underperform other money market funds, particularly those that take greater maturity and credit risks.

Counterparty Risk. The Fund is subject to the risk of the failure of any markets in which its positions trade, of their clearinghouses, of any counterparty or guarantor to the Fund's transactions or of any service provider to the Fund. Their inability or unwillingness to honor obligations can subject the Fund to credit losses incurred from late payments, failed payments and default. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

General Economic and Market Conditions Risk. The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by the Fund. Unexpected volatility or illiquidity could impair the Fund's profitability or result in losses.

Government Intervention in Financial Markets Risk. Instability in the financial markets has led the U.S. Government to take unprecedented actions to support certain financial institutions and certain segments of the financial markets that experienced extreme volatility. Regulatory organizations may take future legislative or regulatory actions that may affect the operations of the Fund or its investments or preclude the Fund's ability to achieve its investment objective.

Interest Rate Risk. The Fund's yield will fluctuate as the general level of interest rates change. During periods when interest rates are low, the Fund's yield will also be low.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Liquidity Risk. Significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders and the net asset value could be affected by forced selling during periods of high redemption pressures and/or illiquid markets.

Reinvestment Risk. Reinvestment risk is the risk that a fixed income security's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original security. Call risk is a type of reinvestment risk. It is the possibility that during periods of falling interest rates, issuers may call securities with higher coupon or interest rates before maturity. If a security is called, the Fund may have to reinvest the proceeds at lower interest rates resulting in a decline in the Fund's income.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign government entities known as sovereign debt securities. These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country's economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

Variable Rate Demand Note Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults during periods in which the Fund is not entitled to exercise its demand rights.

Performance Information

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing the Fund's average annual returns for the past 1, 5 and 10 years.The returns for the Fund for the periods prior to April 19, 2004 reflect the performance of a predecessor fund. Past performance does not indicate how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

For the Fund's current seven-day yield, call 1-800-422-2766.

Prime Money Market Fund – RBC Institutional Class 1 Annual Total Returns

During the periods shown in the chart for the Prime Money Market Fund:

	Quarter	Year	Returns
Best quarter:	Q3	2007	1.18%
Worst quarter:	Q4	2011	0.02%

The year-to-date return as of September 30, 2012 was 0.07%.

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Prime Money Market Fund	Past Year		Past 5 Years		Past 10 Years		Inception Date
RBC Institutional Class 1	0.11%		1.55%		1.70%
RBC Institutional Class 2	0.03%	[1]	1.48%	[1]	1.66%	[1]	Nov. 21, 2008
RBC Select Class	0.01%	[1]	1.39%	[1]	1.62%	[1]	Nov. 21, 2008
RBC Reserve Class	0.01%	[1]	1.38%	[1]	1.61%	[1]	Nov. 21, 2008
RBC Investor Class	0.01%	[1]	1.37%	[1]	1.60%	[1]	Nov. 21, 2008
[1]	The inception date is November 21, 2008. Performance shown prior to the inception date is based on the performance, fees and expenses of RBC Institutional Class 1 shares of the Fund, and its predecessors, and has not been adjusted to reflect the fees and expenses of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class, and RBC Investor Class shares. If the performance could have been adjusted for fees and expenses, the 5 and 10 year performance shown for the RBC Reserve Class and Investor Classes would have been lower.